AXS Short Innovation Daily ETF SCHEDULE OF INVESTMENTS As of June 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$238,828,302
TOTAL NET ASSETS — 100.0%	$238,828,302

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Ark Innovation ETF	Pay	3.07% (OBFR01* -200bps)	At Maturity	8/8/2023	$(146,589,852)	$-	$(24,270,326)
Clear Street Ark	Innovation ETF	Pay	2.87% (OBFR01* -220bps)	At Maturity	4/1/2024	(58,838,177)	-	(10,980,512)
TOTAL EQUITY SWAP CONTRACTS								$(35,250,838)

*	OBFR01 - Overnight Bank Funding Rate, 5.07% as of June 30, 2023.